SHORT-TERM AND LONG-TERM DEBT (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended			6 Months Ended
	May 31, 2026	Apr. 30, 2026	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Apr. 30, 2024
Debt Instrument [Line Items]
Repayments of short term and long term debt				$ 496,485	$ 278,583
Debt instrument, interest rate, effective percentage		103.50%
Senior unsecured interest rate (in percentage)		7.75%
U.S. dollar denominated fixed rate debt due 2026
Debt Instrument [Line Items]
Repayments of short term and long term debt			$ 150,000
Long-term debt, gross				$ 0		$ 145,875
8.875% senior unsecured sustainability-linked bonds due 2027
Debt Instrument [Line Items]
Senior unsecured interest rate (in percentage)				8.875%
8.875% senior unsecured sustainability-linked bonds due 2027 | Carrying value
Debt Instrument [Line Items]
Long-term debt				$ 150,000		150,000
$150 million revolving credit facility
Debt Instrument [Line Items]
Proceeds from lines of credit			$ 150,000
Debt instrument, term			3 years
7.75% senior unsecured sustainability-linked bonds due 2030
Debt Instrument [Line Items]
Proceeds from issuance of senior long-term debt		$ 75,000
Senior unsecured interest rate (in percentage)				7.75%			7.75%
Long-term debt				$ 225,000		144,400
Unsecured fixed rate bonds, principal amounts resold				5,600
7.75% senior unsecured sustainability-linked bonds due 2030 | Carrying value
Debt Instrument [Line Items]
Long-term debt				$ 225,000		144,400
7.25% senior unsecured sustainability-linked bonds due 2026
Debt Instrument [Line Items]
Senior unsecured interest rate (in percentage)				7.25%
7.25% senior unsecured sustainability-linked bonds due 2026 | Carrying value
Debt Instrument [Line Items]
Long-term debt				$ 0		$ 150,000
Repayments of debt	$ 150,000